Income Tax	12 Months Ended
Dec. 31, 2020
Income Tax Expense
Income Tax
	Year ended December 31
Reconciliation of effective tax rate	2020	2019

Net loss	$(63,872)	$(69,193)
Total income tax (recovery) expense	–	–
Loss excluding income tax	(63,872)	(69,193)
Income tax recovery using the Company's domestic tax rate	(17,245)	(18,682)
Non-deductible expenses and other	1,393	1,375
Change in tax rates	–	–
Deferred income tax assets not recognized	15,852	17,307
	$–	$–

The Company's domestic tax rate for the year was 27% (2019 – 27%).

	December 31	December 31
Deferred income tax assets (liabilities)	2020	2019
Tax losses	$2,421	$2,342
Net deferred income tax assets	2,421	2,342
Resource property/investment in Pebble Partnership	(2,421)	(2,342)
Equipment	–	–
Net deferred income tax liability	$–	$–

The Group had the following temporary differences at December 31, 2020 in respect of which no deferred tax asset has been recognized:

		Resource
Expiry	Tax losses	pools	Other
Within one year	$–	$–	$–
One to five years	–	–	7,445
After five years	270,224	–	–
No expiry date	31,586	93,065	190
Total	$301,810	$93,065	$7,635

The Group has taxable temporary differences in relation to investments in foreign subsidiaries or branches of $8.5 million (2019 – $8.2 million) which has not been recognized because the Group controls the reversal of liabilities and it is expected it will not reverse in the foreseeable future.